Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Large Cap Growth Fund

April 30, 2020

ZLG-QTLY-0620
1.9881572.103

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 14.0%
Entertainment - 3.9%
Activision Blizzard, Inc.	5,636	$359,182
Netflix, Inc. (a)	2,034	853,975
Nintendo Co. Ltd.	102	42,118
Nintendo Co. Ltd. ADR	331	17,027
Roku, Inc. Class A (a)	747	90,559
Sea Ltd. ADR (a)	7,320	406,846
Take-Two Interactive Software, Inc. (a)	70	8,474
		1,778,181
Interactive Media & Services - 9.9%
Alphabet, Inc. Class A (a)	1,700	2,289,390
Facebook, Inc. Class A (a)	8,668	1,774,426
Match Group, Inc. (a)	1,206	92,814
Snap, Inc. Class A (a)	347	6,111
Tencent Holdings Ltd.	6,792	357,052
Twitter, Inc. (a)	458	13,135
		4,532,928
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	1,189	104,394

TOTAL COMMUNICATION SERVICES		6,415,503

CONSUMER DISCRETIONARY - 24.2%
Auto Components - 0.1%
BorgWarner, Inc.	1,150	32,856
Lear Corp.	299	29,197
		62,053
Automobiles - 3.0%
General Motors Co.	703	15,670
Tesla, Inc. (a)	1,725	1,348,743
		1,364,413
Diversified Consumer Services - 0.1%
Afya Ltd.	718	15,609
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	72	9,192
		24,801
Hotels, Restaurants & Leisure - 2.3%
Aristocrat Leisure Ltd.	575	9,430
Boyd Gaming Corp.	3,754	62,654
Chipotle Mexican Grill, Inc. (a)	60	52,713
Churchill Downs, Inc.	688	68,951
Darden Restaurants, Inc.	1,019	75,192
Eldorado Resorts, Inc. (a)	879	18,846
Evolution Gaming Group AB (b)	392	17,952
Extended Stay America, Inc. unit	432	4,696
Hilton Worldwide Holdings, Inc.	161	12,189
Las Vegas Sands Corp.	190	9,124
Marriott International, Inc. Class A	141	12,823
MGM Mirage, Inc.	1,833	30,849
Penn National Gaming, Inc. (a)	3,101	55,260
Planet Fitness, Inc. (a)	2,128	128,382
Shake Shack, Inc. Class A (a)	506	27,582
Starbucks Corp.	4,439	340,604
Texas Roadhouse, Inc. Class A	1,441	67,857
Vail Resorts, Inc.	285	48,735
Wingstop, Inc.	227	26,620
		1,070,459
Household Durables - 0.4%
D.R. Horton, Inc.	363	17,141
Lennar Corp. Class A	708	35,450
Mohawk Industries, Inc. (a)	350	30,702
Sony Corp. sponsored ADR	656	42,148
Tempur Sealy International, Inc. (a)	722	38,808
		164,249
Internet & Direct Marketing Retail - 11.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	2,321	470,397
Amazon.com, Inc. (a)	1,633	4,040,035
Chewy, Inc.	114	4,929
Delivery Hero AG (a)(b)	291	24,555
Farfetch Ltd. Class A (a)	1,113	14,736
Fiverr International Ltd.	231	9,062
MercadoLibre, Inc. (a)	225	131,290
Ocado Group PLC (a)	486	9,821
Pinduoduo, Inc. ADR (a)	5,055	239,809
The Booking Holdings, Inc. (a)	190	281,308
The RealReal, Inc.	5,471	64,230
Wayfair LLC Class A (a)	499	61,896
		5,352,068
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)	481	4,553
Callaway Golf Co.	748	10,711
Peloton Interactive, Inc. Class A (a)	147	4,631
Sturm, Ruger & Co., Inc.	86	4,575
		24,470
Multiline Retail - 0.5%
Dollar General Corp.	167	29,275
Dollar Tree, Inc. (a)	2,228	177,505
Ollie's Bargain Outlet Holdings, Inc. (a)	123	8,353
		215,133
Specialty Retail - 3.6%
American Eagle Outfitters, Inc.	529	4,206
Burlington Stores, Inc. (a)	629	114,912
Carvana Co. Class A (a)	2,598	208,126
Dick's Sporting Goods, Inc.	582	17,105
Five Below, Inc. (a)	1,030	92,865
Floor & Decor Holdings, Inc. Class A (a)	3,331	141,234
Lowe's Companies, Inc.	4,614	483,317
RH (a)	864	124,226
Ross Stores, Inc.	190	17,358
The Home Depot, Inc.	1,969	432,845
TJX Companies, Inc.	450	22,073
		1,658,267
Textiles, Apparel & Luxury Goods - 2.4%
adidas AG	559	127,973
Allbirds, Inc. (a)(c)(d)	215	1,759
Anta Sports Products Ltd.	465	3,960
Canada Goose Holdings, Inc. (a)	405	9,671
Carter's, Inc.	114	8,915
Crocs, Inc. (a)	3,042	73,769
Deckers Outdoor Corp. (a)	416	61,884
lululemon athletica, Inc. (a)	1,137	254,097
LVMH Moet Hennessy Louis Vuitton SE	167	64,561
Moncler SpA	1,622	60,967
NIKE, Inc. Class B	4,253	370,777
PVH Corp.	802	39,482
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	336	9,468
VF Corp.	118	6,856
		1,094,139

TOTAL CONSUMER DISCRETIONARY		11,030,052

CONSUMER STAPLES - 2.1%
Beverages - 0.1%
Constellation Brands, Inc. Class A (sub. vtg.)	81	13,340
Monster Beverage Corp. (a)	205	12,671
		26,011
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	488	147,864
Kroger Co.	2,018	63,789
Performance Food Group Co. (a)	1,230	36,101
U.S. Foods Holding Corp. (a)	487	10,471
		258,225
Food Products - 0.0%
Freshpet, Inc. (a)	95	7,164
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	390	68,796
Herbalife Nutrition Ltd. (a)	782	29,208
		98,004
Tobacco - 1.2%
Altria Group, Inc.	13,514	530,425
JUUL Labs, Inc. Class A (a)(c)(d)	217	25,528
		555,953

TOTAL CONSUMER STAPLES		945,357

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Reliance Industries Ltd.	12,824	249,387
Scorpio Tankers, Inc.	483	10,573
		259,960
FINANCIALS - 1.3%
Banks - 0.4%
Bank of America Corp.	5,230	125,782
Citigroup, Inc.	957	46,472
JPMorgan Chase & Co.	66	6,320
Kotak Mahindra Bank Ltd.	733	13,166
		191,740
Capital Markets - 0.3%
BlackRock, Inc. Class A	31	15,563
Goldman Sachs Group, Inc.	71	13,023
Lazard Ltd. Class A	161	4,428
London Stock Exchange Group PLC	180	16,904
Moody's Corp.	36	8,780
Morgan Stanley	438	17,270
MSCI, Inc.	191	62,457
		138,425
Consumer Finance - 0.3%
Ally Financial, Inc.	2,717	44,532
Capital One Financial Corp.	301	19,493
Discover Financial Services	565	24,278
LendingTree, Inc. (a)	38	9,476
Synchrony Financial	1,362	26,954
		124,733
Diversified Financial Services - 0.0%
VectoIQ Acquisition Corp. (a)	915	12,124
Insurance - 0.3%
American International Group, Inc.	168	4,272
eHealth, Inc. (a)	1,260	134,442
First American Financial Corp.	102	4,704
		143,418
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	365	9,234

TOTAL FINANCIALS		619,674

HEALTH CARE - 11.4%
Biotechnology - 3.2%
ACADIA Pharmaceuticals, Inc. (a)	572	27,633
Acceleron Pharma, Inc. (a)	377	34,130
Agios Pharmaceuticals, Inc. (a)	116	4,772
Aimmune Therapeutics, Inc. (a)	405	6,934
Allakos, Inc. (a)	276	18,150
Alnylam Pharmaceuticals, Inc. (a)	839	110,496
Arcutis Biotherapeutics, Inc. (a)	400	11,888
Argenx SE ADR (a)	53	7,764
Arrowhead Pharmaceuticals, Inc. (a)	264	9,090
Ascendis Pharma A/S sponsored ADR (a)	271	36,783
Aurinia Pharmaceuticals, Inc. (a)	567	9,775
BeiGene Ltd. (a)	331	4,037
BeiGene Ltd. ADR (a)	79	12,074
BioNTech SE ADR (a)	23	1,092
Black Diamond Therapeutics, Inc. (a)	300	11,112
bluebird bio, Inc. (a)	9	485
Bridgebio Pharma, Inc.	219	6,686
Coherus BioSciences, Inc. (a)	288	4,781
Crinetics Pharmaceuticals, Inc. (a)	261	4,353
FibroGen, Inc. (a)	496	18,297
Global Blood Therapeutics, Inc. (a)	1,291	98,787
Immunomedics, Inc. (a)	308	9,357
Intercept Pharmaceuticals, Inc. (a)	258	21,135
Ionis Pharmaceuticals, Inc. (a)	36	1,999
Karuna Therapeutics, Inc. (a)	173	14,373
Mirati Therapeutics, Inc. (a)	58	4,932
Morphic Holding, Inc.	168	2,286
Neurocrine Biosciences, Inc. (a)	611	59,964
Passage Bio, Inc.	300	4,965
Principia Biopharma, Inc. (a)	279	17,348
Regeneron Pharmaceuticals, Inc. (a)	675	354,969
Revolution Medicines, Inc.	259	8,099
Sage Therapeutics, Inc. (a)	506	19,724
Sarepta Therapeutics, Inc. (a)	733	86,406
Seattle Genetics, Inc. (a)	124	17,017
Turning Point Therapeutics, Inc.	745	38,375
Vertex Pharmaceuticals, Inc. (a)	1,179	296,165
Xencor, Inc. (a)	200	5,846
Zai Lab Ltd. ADR (a)	522	32,740
		1,434,819
Health Care Equipment & Supplies - 2.8%
Axonics Modulation Technologies, Inc. (a)	538	17,329
Becton, Dickinson & Co.	137	34,597
Boston Scientific Corp. (a)	7,951	298,003
DexCom, Inc. (a)	686	229,947
Insulet Corp. (a)	256	51,128
Intuitive Surgical, Inc. (a)	926	473,075
Masimo Corp. (a)	269	57,542
Nevro Corp. (a)	139	16,352
Novocure Ltd. (a)	183	12,041
Shockwave Medical, Inc. (a)	869	34,864
Tandem Diabetes Care, Inc. (a)	913	72,839
		1,297,717
Health Care Providers & Services - 2.4%
1Life Healthcare, Inc. (a)	473	11,669
Alignment Healthcare Partners unit (c)(d)	380	5,739
Cigna Corp.	606	118,643
Guardant Health, Inc. (a)	438	33,708
Humana, Inc.	349	133,255
UnitedHealth Group, Inc.	2,727	797,566
		1,100,580
Health Care Technology - 0.0%
Phreesia, Inc.	229	5,814
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)	400	31,948
IQVIA Holdings, Inc. (a)	135	19,250
Thermo Fisher Scientific, Inc.	861	288,159
		339,357
Pharmaceuticals - 2.2%
AstraZeneca PLC sponsored ADR	4,167	217,851
Axsome Therapeutics, Inc. (a)	71	6,747
Bristol-Myers Squibb Co.	4,679	284,530
Eli Lilly & Co.	1,042	161,135
Hansoh Pharmaceutical Group Co. Ltd. (b)	2,259	8,723
Horizon Pharma PLC (a)	636	22,921
Intra-Cellular Therapies, Inc. (a)	520	9,188
MyoKardia, Inc. (a)	53	3,329
Nektar Therapeutics (a)	664	12,749
OptiNose, Inc. (a)	996	4,024
Roche Holding AG (participation certificate)	106	36,708
Sanofi SA sponsored ADR	266	12,457
Zoetis, Inc. Class A	1,825	235,991
		1,016,353

TOTAL HEALTH CARE		5,194,640

INDUSTRIALS - 6.2%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.	229	89,095
Northrop Grumman Corp.	160	52,907
		142,002
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (a)	354	23,626
Airlines - 0.2%
Delta Air Lines, Inc.	450	11,660
JetBlue Airways Corp. (a)	1,212	11,805
Southwest Airlines Co.	749	23,406
Spirit Airlines, Inc. (a)	2,030	30,491
United Airlines Holdings, Inc. (a)	394	11,655
		89,017
Building Products - 0.0%
Fortune Brands Home & Security, Inc.	266	12,821
Commercial Services & Supplies - 0.1%
Cintas Corp.	122	27,063
Copart, Inc. (a)	155	12,417
HomeServe PLC	1,213	17,035
KAR Auction Services, Inc.	677	10,141
		66,656
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	2,294	74,784
Electrical Equipment - 0.0%
Sensata Technologies, Inc. PLC (a)	637	23,174
Industrial Conglomerates - 0.9%
General Electric Co.	57,901	393,727
Professional Services - 0.3%
Equifax, Inc.	833	115,704
Road & Rail - 4.1%
Knight-Swift Transportation Holdings, Inc. Class A	2,134	79,342
Lyft, Inc. (a)	30,910	1,014,775
Uber Technologies, Inc.	26,388	798,765
		1,892,882

TOTAL INDUSTRIALS		2,834,393

INFORMATION TECHNOLOGY - 39.4%
Electronic Equipment & Components - 0.6%
Flextronics International Ltd. (a)	2,341	22,848
FLIR Systems, Inc.	743	32,246
II-VI, Inc. (a)	3,739	128,696
Jabil, Inc.	2,681	76,248
		260,038
IT Services - 6.5%
Akamai Technologies, Inc. (a)	867	84,715
Alliance Data Systems Corp.	761	38,103
Black Knight, Inc. (a)	331	23,359
Endava PLC ADR (a)	414	18,121
Fiserv, Inc. (a)	111	11,440
MasterCard, Inc. Class A	3,131	860,931
MongoDB, Inc. Class A (a)	160	25,941
PayPal Holdings, Inc. (a)	2,629	323,367
Riskified Ltd. warrants (a)(c)(d)	5	0
Shopify, Inc. Class A (a)	151	95,765
Square, Inc. (a)	757	49,311
Twilio, Inc. Class A (a)	1,617	181,589
Visa, Inc. Class A	7,191	1,285,176
		2,997,818
Semiconductors & Semiconductor Equipment - 10.9%
Advanced Micro Devices, Inc. (a)	6,474	339,173
Cirrus Logic, Inc. (a)	514	38,858
Enphase Energy, Inc. (a)	649	30,393
Inphi Corp. (a)	94	9,075
Lam Research Corp.	669	170,782
Marvell Technology Group Ltd.	34,352	918,572
Micron Technology, Inc. (a)	9,304	445,569
NVIDIA Corp.	5,821	1,701,362
NXP Semiconductors NV	6,887	685,739
Qualcomm, Inc.	5,608	441,181
SolarEdge Technologies, Inc. (a)	365	40,730
STMicroelectronics NV (NY Shares) unit	2,389	61,087
Synaptics, Inc. (a)	267	17,459
Universal Display Corp.	412	61,849
		4,961,829
Software - 13.1%
Adobe, Inc. (a)	2,066	730,620
Avalara, Inc. (a)	259	23,147
Cloudflare, Inc. (a)	300	7,068
Coupa Software, Inc. (a)	245	43,142
Crowdstrike Holdings, Inc.	493	33,356
Elastic NV (a)	887	56,892
Fair Isaac Corp. (a)	86	30,353
HubSpot, Inc. (a)	303	51,095
Lightspeed POS, Inc. (a)	2,857	54,125
Microsoft Corp.	16,454	2,948,721
Palo Alto Networks, Inc. (a)	22	4,323
Paycom Software, Inc. (a)	292	76,218
RingCentral, Inc. (a)	537	122,721
Salesforce.com, Inc. (a)	7,968	1,290,418
ServiceNow, Inc. (a)	504	177,176
Snowflake Computing, Inc. Class B (c)(d)	47	1,822
Tanium, Inc. Class B (a)(c)(d)	131	1,539
The Trade Desk, Inc. (a)	518	151,556
Workday, Inc. Class A (a)	843	129,738
Zendesk, Inc. (a)	122	9,379
Zoom Video Communications, Inc. Class A	204	27,575
		5,970,984
Technology Hardware, Storage & Peripherals - 8.3%
Apple, Inc.	12,457	3,659,867
Pure Storage, Inc. Class A (a)	827	11,909
Western Digital Corp.	2,226	102,574
		3,774,350

TOTAL INFORMATION TECHNOLOGY		17,965,019

MATERIALS - 0.2%
Chemicals - 0.2%
The Chemours Co. LLC	6,666	78,192
Metals & Mining - 0.0%
First Quantum Minerals Ltd.	1,577	9,630
Lundin Mining Corp.	1,910	9,358
		18,988

TOTAL MATERIALS		97,180

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Ant International Co. Ltd. Class C (a)(c)(d)	2,450	18,179
Equinix, Inc.	39	26,333
Prologis, Inc.	49	4,372
		48,884
Real Estate Management & Development - 0.1%
Redfin Corp. (a)	1,389	29,350

TOTAL REAL ESTATE		78,234

UTILITIES - 0.0%
Electric Utilities - 0.0%
NextEra Energy, Inc.	70	16,178
TOTAL COMMON STOCKS
(Cost $36,618,446)		45,456,190

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc.:
Series C (a)(c)(d)	26,100	4,176
Series D (a)(c)(d)	58,561	9,370
Topgolf International, Inc. Series F (a)(c)(d)	217	1,983
		15,529
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series E (a)(c)(d)	282	5,527
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	85	695
Series B (a)(c)(d)	15	123
Series C (a)(c)(d)	140	1,145
Series Seed (a)(c)(d)	45	368
		2,331

TOTAL CONSUMER DISCRETIONARY		23,387

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (c)(d)	78	3,093
Roofoods Ltd. Series F (a)(c)(d)	17	5,641
Sweetgreen, Inc.:
Series C (c)(d)	13	176
Series D (c)(d)	205	2,772
Series H (a)(c)(d)	1,969	26,621
Series I (c)(d)	482	6,517
		44,820
Food Products - 0.0%
Agbiome LLC Series C (a)(c)(d)	557	3,528
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(c)(d)	127	14,940

TOTAL CONSUMER STAPLES		63,288

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series D (c)(d)	528	5,685
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(c)(d)	339	5,539
Generation Bio:
Series B (a)(c)(d)	200	1,214
Series C (c)(d)	573	3,060
Nuvation Bio, Inc. Series A (c)(d)(e)	7,400	5,708
		15,521
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
ContextLogic, Inc. Series G (a)(c)(d)	67	8,857
Starry, Inc.:
Series C (a)(c)(d)	3,181	4,008
Series D (a)(c)(d)	3,368	4,244
		17,109
IT Services - 0.0%
Riskified Ltd. Series E (c)(d)	25	4,627
Software - 0.1%
ACV Auctions, Inc. Series E (c)(d)	754	3,514
Bird Rides, Inc.:
Series C (a)(c)(d)	1,434	12,777
Series D (c)(d)	200	1,782
Compass, Inc. Series E (a)(c)(d)	28	2,852
UiPath, Inc.:
Series A1 (c)(d)	91	2,782
Series B1 (c)(d)	5	153
Series B2 (c)(d)	23	703
		24,563

TOTAL INFORMATION TECHNOLOGY		46,299

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $157,926)		154,180

Money Market Funds - 0.1%
Fidelity Cash Central Fund 0.16% (f)
(Cost $50,012)	49,997	50,012
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $36,826,384)		45,660,382
NET OTHER ASSETS (LIABILITIES) - 0.0%		(18,851)
NET ASSETS - 100%		$45,641,531

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,230 or 0.1% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $208,746 or 0.5% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$4,707
ACV Auctions, Inc. Series E	11/6/19	$4,170
Agbiome LLC Series C	6/29/18	$3,528
Alignment Healthcare Partners unit	2/28/20	$4,605
Allbirds, Inc.	10/9/18	$2,358
Allbirds, Inc. Series A	10/9/18	$932
Allbirds, Inc. Series B	10/9/18	$165
Allbirds, Inc. Series C	10/9/18	$1,535
Allbirds, Inc. Series Seed	10/9/18	$494
Ant International Co. Ltd. Class C	5/16/18	$13,745
Bird Rides, Inc. Series C	12/21/18	$16,843
Bird Rides, Inc. Series D	9/30/19	$2,584
Blink Health LLC Series C	11/7/19	$2,978
Compass, Inc. Series E	11/3/17	$1,889
ContextLogic, Inc. Series G	10/24/17	$9,014
Generation Bio Series B	2/21/18	$1,829
Generation Bio Series C	1/9/20	$3,204
JUUL Labs, Inc. Class A	12/20/17 - 7/6/18	$5,804
JUUL Labs, Inc. Series E	12/20/17 - 7/6/18	$3,263
Neutron Holdings, Inc. Series C	7/3/18	$4,772
Neutron Holdings, Inc. Series D	1/25/19	$14,201
Nuvation Bio, Inc. Series A	6/17/19	$5,708
Riskified Ltd. Series E	10/28/19	$5,947
Riskified Ltd. warrants	10/28/19	$0
Roofoods Ltd. Series F	9/12/17	$6,011
Snowflake Computing, Inc. Class B	3/19/20	$1,823
Sonder Holdings, Inc. Series D	12/20/19	$5,542
Starry, Inc. Series C	12/8/17	$2,933
Starry, Inc. Series D	3/6/19	$4,816
Sweetgreen, Inc. Series C	9/13/19	$222
Sweetgreen, Inc. Series D	9/13/19	$3,506
Sweetgreen, Inc. Series H	11/9/18	$25,676
Sweetgreen, Inc. Series I	9/13/19	$8,242
Tanium, Inc. Class B	4/21/17	$650
The Honest Co., Inc. Series E	9/28/17	$5,529
Topgolf International, Inc. Series F	11/10/17	$3,002
UiPath, Inc. Series A1	6/14/19	$3,581
UiPath, Inc. Series B1	6/14/19	$197
UiPath, Inc. Series B2	6/14/19	$905

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,811
Total	$6,811

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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